FINANCIAL LIABILITIES - BORROWING - Schedule of Maturity of Gross Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (311)	$ (324)	$ (316)
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Borrowings	(30)	(25)	(18)
Later than one and less than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	(281)	(299)	(298)
More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0	$ 0